Expense Example	Sep. 04, 2026 USD ($)
Ninepoint North American Energy Independence ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 66
Expense Example, with Redemption, 3 Years	208
Ninepoint Energy Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	$ 303